Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2019
Accounts Receivable, net
Schedule of accounts receivable, net

	As of March 31,
	2018	2019
	RMB	RMB
Accounts receivable, gross	6,533,859	29,832,392
Allowance for doubtful accounts:
Balance at beginning of the year	(11,530)	(294,242)
Additions	(282,712)	(166,186)
Balance at end of the year	(294,242)	(460,428)

Accounts receivable, net	6,239,617	29,371,964